Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.99%
Communication services: 12.27%
Entertainment: 8.12%
Live Nation Entertainment, Inc.†	127,393	$19,049,075
Netflix, Inc.†	23,101	25,846,785
Spotify Technology SA†	26,507	17,370,567
Take-Two Interactive Software, Inc.†	91,761	23,524,768
TKO Group Holdings, Inc. Class A	104,733	19,731,697
Walt Disney Co.	158,191	17,815,470
		123,338,362
Interactive media & services: 4.15%
Alphabet, Inc. Class A	223,925	62,965,471
Consumer discretionary: 13.95%
Broadline retail: 5.85%
Amazon.com, Inc.†	287,066	70,107,259
MercadoLibre, Inc.†	8,086	18,818,224
		88,925,483
Hotels, restaurants & leisure: 5.25%
Booking Holdings, Inc.	4,176	21,204,642
DoorDash, Inc. Class A†	113,446	28,857,259
Hilton Worldwide Holdings, Inc.	65,766	16,899,232
Viking Holdings Ltd.†	208,960	12,715,216
		79,676,349
Specialty retail: 2.85%
AutoZone, Inc.†	5,530	20,319,598
Carvana Co. Class A†	38,328	11,749,065
Chewy, Inc. Class A†	332,060	11,197,063
		43,265,726
Consumer staples: 1.20%
Consumer staples distribution & retail: 1.20%
Walmart, Inc.	179,481	18,159,888
Financials: 6.25%
Capital markets: 3.72%
Coinbase Global, Inc. Class A†	47,514	16,334,363
KKR & Co., Inc.	63,933	7,565,192
LPL Financial Holdings, Inc.	32,634	12,313,134
Robinhood Markets, Inc. Class A†	138,650	20,351,047
		56,563,736
Financial services: 2.53%
Affirm Holdings, Inc.†	152,814	10,984,270
Mastercard, Inc. Class A	49,742	27,457,087
		38,441,357
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Health care: 11.63%
Biotechnology: 3.84%
Alnylam Pharmaceuticals, Inc.†	36,736	$16,753,086
Argenx SE ADR†	21,614	17,691,059
Bridgebio Pharma, Inc.†	163,966	10,270,830
Natera, Inc.†	67,855	13,498,395
		58,213,370
Health care equipment & supplies: 1.30%
Boston Scientific Corp.†	196,085	19,749,681
Health care providers & services: 2.77%
Cencora, Inc.	65,374	22,083,991
McKesson Corp.	24,675	20,019,815
		42,103,806
Pharmaceuticals: 3.72%
AstraZeneca PLC ADR	201,974	16,642,658
Eli Lilly & Co.	46,210	39,872,760
		56,515,418
Industrials: 12.71%
Aerospace & defense: 3.94%
Axon Enterprise, Inc.†	20,601	15,084,670
General Electric Co.	81,284	25,112,692
Howmet Aerospace, Inc.	95,756	19,720,948
		59,918,310
Building products: 1.31%
Johnson Controls International PLC	173,968	19,900,200
Commercial services & supplies: 1.05%
Rollins, Inc.	277,687	15,997,548
Construction & engineering: 2.85%
EMCOR Group, Inc.	33,972	22,957,598
Quanta Services, Inc.	45,139	20,273,279
		43,230,877
Electrical equipment: 1.22%
GE Vernova, Inc.	31,580	18,478,721
Machinery: 1.08%
Symbotic, Inc. Class A†	202,075	16,357,971
Professional services: 1.26%
UL Solutions, Inc. Class A	246,519	19,196,435
Information technology: 39.66%
Communications equipment: 2.05%
Arista Networks, Inc.†	197,605	31,160,333
See accompanying notes to portfolio of investments
2 | Allspring Premier Large Company Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
IT services: 4.15%
Cloudflare, Inc. Class A†	67,875	$17,192,738
Shopify, Inc. Class A†	150,721	26,204,353
Snowflake, Inc.†	71,607	19,683,332
		63,080,423
Semiconductors & semiconductor equipment: 18.21%
Broadcom, Inc.	212,088	78,394,087
Monolithic Power Systems, Inc.	22,655	22,768,275
NVIDIA Corp.	735,048	148,839,870
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	88,229	26,506,638
		276,508,870
Software: 15.25%
AppLovin Corp. Class A†	39,072	24,901,758
Cadence Design Systems, Inc.†	45,939	15,559,080
Fair Isaac Corp.†	10,011	16,613,555
Microsoft Corp.	234,835	121,599,911
Oracle Corp.	143,457	37,673,243
ServiceNow, Inc.†	16,595	15,255,451
		231,602,998
Materials: 1.20%
Construction materials: 1.20%
Vulcan Materials Co.	63,059	18,255,580
Utilities: 1.12%
Independent power and renewable electricity producers: 1.12%
Vistra Corp.	90,188	16,982,400
Total common stocks (Cost $831,867,570)		1,518,589,313

		Yield
Short-term investments: 0.38%
Investment companies: 0.38%
Allspring Government Money Market Fund Select Class♠∞		4.06%	5,676,006	5,676,006
Total short-term investments (Cost $5,676,006)				5,676,006
Total investments in securities (Cost $837,543,576)	100.37%			1,524,265,319
Other assets and liabilities, net	(0.37)			(5,557,072)
Total net assets	100.00%			$1,518,708,247

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring Premier Large Company Growth Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,955,183	$124,191,792	$(154,470,969)	$0	$0	$5,676,006	5,676,006	$216,538
See accompanying notes to portfolio of investments
4 | Allspring Premier Large Company Growth Fund

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Premier Large Company Growth Fund | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$186,303,833	$0	$0	$186,303,833
Consumer discretionary	211,867,558	0	0	211,867,558
Consumer staples	18,159,888	0	0	18,159,888
Financials	95,005,093	0	0	95,005,093
Health care	176,582,275	0	0	176,582,275
Industrials	193,080,062	0	0	193,080,062
Information technology	602,352,624	0	0	602,352,624
Materials	18,255,580	0	0	18,255,580
Utilities	16,982,400	0	0	16,982,400
Short-term investments
Investment companies	5,676,006	0	0	5,676,006
Total assets	$1,524,265,319	$0	$0	$1,524,265,319
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Premier Large Company Growth Fund